SHARE BASED COMPENSATION - Schedule of Assumptions Used to Estimate the Fair Value of the Options (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assumptions used to estimate fair value of the options
Average risk-free rate of return, minimum (as a percent)	2.87%	0.33%	0.09%
Average risk-free rate of return, maximum (as a percent)	3.98%	0.97%	0.10%
Weighted average expected option life	3 years	3 years	1 year
Volatility rate, minimum (as a percent)	129.34%	131.84%	104.01%
Volatility rate, maximum (as a percent)	132.67%	132.91%	119.20%
Dividend yield (as a percent)	0.00%	0.00%	0.00%
Maximum
Assumptions used to estimate fair value of the options
Weighted average expected option life	6 years